CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 93	$ 2,832	$ 4
TOTAL REVENUES	93	2,832	4
Cost of revenues	(859)	(19,641)	0
GROSS (LOSS) INCOME	(766)	(16,809)	4
OPERATING EXPENSES
Selling, general and administrative expenses	85,686	86,848	134,953
TOTAL OPERATING EXPENSES	85,686	86,848	134,953
LOSS FROM CONTINUING OPERATIONS	(86,452)	(103,657)	(134,949)
OTHER INCOME (EXPENSE)
Other income	2,850	0	10,765
Interest income	0	31	5
Other expense	0	(3,810)	(24,785)
TOTAL OTHER EXPENSE, NET	2,850	(3,779)	(14,015)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(83,602)	(107,436)	(148,964)
INCOME TAX EXPENSE OF CONTINUING OPERATIONS	0	0	0
NET LOSS FROM CONTINUING OPERATIONS	(83,602)	(107,436)	(148,964)
Net loss from discontinued operations, net of tax	(64,084)	0	0
NET LOSS	(147,686)	(107,436)	(148,964)
Comprehensive loss:
Net loss	(147,686)	(107,436)	(148,964)
Foreign currency translation (loss) income	2	(1,704)	25,115
Total comprehensive loss	$ (147,684)	$ (109,140)	$ (123,849)
Loss per share:
Net loss from continuing operations per share of ordinary share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Net loss from discontinued operations per share of ordinary share - basic and diluted	$ (0.00)	$ 0	$ 0
Weighted average number of ordinary shares outstanding:
Basic and diluted	109,545,271	108,591,506	107,005,276